UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 95.6%

	ABSOLUTE RETURN FUNDS – 8.2%

	Affiliated Absolute Return Funds – 8.2%

673,599	Nuveen Tactical Market Opportunities Fund (Class I)	$6,823,562
	Total Absolute Return Funds (cost $7,137,084)	6,823,562

	COMMODITY FUNDS – 2.2%

	Affiliated Commodity Funds – 1.9%

130,050	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,526,782
	Total Affiliated Commodity Funds (cost $1,565,863)	1,526,782

	Non-Affiliated Commodity Funds – 0.3%

40,600	United States Natural Gas Fund, LP, (3)	279,734
	Total Non-Affiliated Commodity Funds (cost $470,981)	279,734
	Total Commodity Funds (cost $2,036,844)	1,806,516

	EQUITY FUNDS – 76.1%

	Affiliated Equity Funds – 76.1%

562,337	Nuveen Dividend Value Fund (Class R6)	8,429,430

186,496	Nuveen International Growth Fund (Class I)	7,038,362

127,726	Nuveen Large Cap Core Fund (Class I)	3,318,325

78,790	Nuveen Large Cap Growth Opportunities Fund (Class R6)	2,555,157

166,731	Nuveen Large Cap Select Fund (Class I)	3,466,346

173,239	Nuveen Large Cap Value Fund (Class I)	3,809,519

500,945	Nuveen NWQ Large-Cap Value Fund (Class I)	3,772,114

38,336	Nuveen Real Asset Income Fund (Class I)	879,425

70,783	Nuveen Real Estate Securities Fund (Class R6)	1,693,838

74,257	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,581,919

130,769	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,884,759

47,985	Nuveen Small Cap Select Fund (Class I)	525,434

137,301	Nuveen Small Cap Value Fund (Class I)	2,888,808

170,506	Nuveen Symphony International Equity Fund (Class I)	2,975,338

75,318	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,516,382

122,626	Nuveen Symphony Low Volatility Equity Fund (Class I)	3,339,102

33,970	Nuveen Tradewinds Emerging Markets Fund (Class I)	744,619

316,497	Nuveen Tradewinds International Value Fund (Class I)	7,099,035

64,809	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,559,314
	Total Equity Funds (cost $62,237,403)	63,077,226

NUVEEN	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 9.1%

	Affiliated Fixed Income Funds – 9.1%

147,135	Nuveen Core Bond Fund (Class R6)				$1,453,696

219,702	Nuveen High Yield Municipal Bond Fund (Class I)				3,873,339

15,990	Nuveen Preferred Securities Fund (Class I)				269,908

170,358	Nuveen Short Term Bond Fund (Class R6)				1,681,433

12,781	Nuveen Strategic Income Fund (Class R6)				133,436

6,853	Nuveen Symphony Credit Opportunities Fund (Class R6)				131,640
	Total Fixed Income Funds (cost $7,122,778)				7,543,452
	Total Long-Term Investments (cost $78,534,109)				79,250,756

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 3.9%

	Money Market Funds – 2.2%

1,870,577	First American Treasury Obligations Fund, Class Z	0.188% (5)	N/A	N/A	$1,870,577

	U.S. Government and Agency Obligations – 1.7%

$1,400	U.S. Treasury Bills, (6)	0.000%	9/15/16	AAA	1,398,677
	Total Short-Term Investments (cost $3,269,496)				3,269,254
	Total Investments (cost $81,803,605) – 99.5%				82,520,010
	Other Assets Less Liabilities – 0.5% (7)				403,133
	Net Assets – 100%				$82,923,143

Investments in Derivatives as of May 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Dollar Index	Long	9	6/16	$862,902	$3,402	$9,338
Mini MSCI EAFE Index	Long	68	6/16	5,645,700	(19,720)	108,992
Mini MSCI Emerging Markets Index	Long	68	6/16	2,739,040	2,040	9,372
NASDAQ 100 E-Mini	Short	(20)	6/16	(1,809,700)	(5,700)	(49,535)
Russell 2000® Mini Index	Short	(15)	6/16	(1,730,100)	(4,950)	(108,278)
S&P 500® E-Mini	Short	(86)	6/16	(9,008,070)	10,320	(363,751)
S&P MidCap 400® E-Mini	Long	54	6/16	8,055,720	5,400	482,485
				$4,755,492	$(9,208)	$88,623
*	The aggregate Notional Amount at Value of long and short positions is $17,303,362 and $(12,547,870), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

2	NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$6,823,562	$—	$—	$6,823,562
Commodity Funds	1,806,516	—	—	1,806,516
Equity Funds	63,077,226	—	—	63,077,226
Fixed Income Funds	7,543,452	—	—	7,543,452
Short-Term Investments:
Money Market Funds	1,870,577	—	—	1,870,577
U.S. Government and Agency Obligations	—	1,398,677	—	1,398,677
Investments in Derivatives:
Futures Contracts*	88,623	—	—	88,623
Total	$81,209,956	$1,398,677	$—	$82,608,633
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding investments in derivatives) was $82,191,141.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,963,705
Depreciation	(4,634,836)
Net unrealized appreciation (depreciation) of investments	$328,869

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	ABSOLUTE RETURN FUNDS – 9.1%

	Affiliated Absolute Return Funds – 9.1%

2,652,157	Nuveen Tactical Market Opportunities Fund (Class I)	$26,866,354
	Total Absolute Return Funds (cost $28,760,351)	26,866,354

	COMMODITY FUNDS – 2.1%

	Affiliated Commodity Funds – 1.8%

446,695	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	5,244,198
	Total Affiliated Commodity Funds (cost $5,474,458)	5,244,198

	Non-Affiliated Commodity Funds – 0.3%

142,400	United States Natural Gas Fund, LP, (3)	981,136
	Total Non-Affiliated Commodity Funds (cost $1,648,921)	981,136
	Total Commodity Funds (cost $7,123,379)	6,225,334

	EQUITY FUNDS – 51.7%

	Affiliated Equity Funds – 51.7%

1,111,650	Nuveen Dividend Value Fund (Class R6)	16,663,626

296,192	Nuveen Global Infrastructure Fund (Class I)	3,154,447

389,532	Nuveen International Growth Fund (Class I)	14,700,923

292,740	Nuveen Large Cap Core Fund (Class I)	7,605,394

184,143	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,971,747

368,865	Nuveen Large Cap Select Fund (Class I)	7,668,695

342,513	Nuveen Large Cap Value Fund (Class I)	7,531,866

1,027,914	Nuveen NWQ Large-Cap Value Fund (Class I)	7,740,193

153,865	Nuveen Real Asset Income Fund (Class I)	3,529,658

188,749	Nuveen Real Estate Securities Fund (Class R6)	4,516,769

182,676	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	6,351,659

498,799	Nuveen Small Cap Growth Opportunities Fund (Class I)	11,003,507

283,205	Nuveen Small Cap Select Fund (Class I)	3,101,100

538,740	Nuveen Small Cap Value Fund (Class I)	11,335,098

354,676	Nuveen Symphony International Equity Fund (Class I)	6,189,094

177,501	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,930,298

275,086	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,490,581

67,355	Nuveen Tradewinds Emerging Markets Fund (Class I)	1,476,427

664,239	Nuveen Tradewinds International Value Fund (Class I)	14,898,888

151,070	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,965,746
	Total Equity Funds (cost $140,578,322)	152,825,716

4	NUVEEN

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 35.0%

	Affiliated Fixed Income Funds – 35.0%

256,886	Nuveen All-American Municipal Bond Fund (Class I)				$3,054,381

3,519,453	Nuveen Core Bond Fund (Class R6)				34,772,193

1,158,014	Nuveen Core Plus Bond Fund (Class R6)				12,610,774

1,062,172	Nuveen High Yield Municipal Bond Fund (Class I)				18,726,097

175,663	Nuveen Preferred Securities Fund (Class I)				2,965,193

1,941,444	Nuveen Short Term Bond Fund (Class R6)				19,162,049

877,235	Nuveen Strategic Income Fund (Class R6)				9,158,330

168,047	Nuveen Symphony Credit Opportunities Fund (Class R6)				3,228,184
	Total Fixed Income Funds (cost $98,066,989)				103,677,201
	Total Long-Term Investments (274,529,041)				289,594,605

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.1%

	Money Market Funds – 0.9%

2,629,521	First American Treasury Obligations Fund, Class Z	0.188% (5)	N/A	N/A	$2,629,521

	U.S Government and Agency Obligations – 1.2%

$3,500	U.S Treasury Bills, (6)	0.000%	9/15/16	AAA	3,496,693
	Total Short-Term Investments (cost $6,126,816)				6,126,214
	Total Investments (cost $280,655,857) – 100.0%				295,720,819
	Other Assets Less Liabilities – 0.0% (7)				47,308
	Net Assets – 100%				$295,768,127

Investments in Derivatives as of May 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Dollar Index	Long	31	6/16	$2,972,218	$11,718	$32,165
Mini MSCI EAFE Index	Long	113	6/16	9,381,825	(32,770)	181,120
NASDAQ 100 E-Mini	Short	(69)	6/16	(6,243,465)	(19,665)	(174,304)
Russell 2000® Mini Index	Short	(111)	6/16	(12,802,740)	(36,630)	(801,255)
S&P 500® E-Mini	Short	(148)	6/16	(15,502,260)	17,760	(625,990)
S&P MidCap 400® E-Mini	Long	56	6/16	8,354,080	5,600	500,354
				$(13,840,342)	$(53,987)	$(887,910)
*	The aggregate Notional Amount at Value of long and short positions is $20,708,123 ,and $(34,548,465), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

NUVEEN	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$26,866,354	$—	$—	$26,866,354
Commodity Funds	6,225,334	—	—	6,225,334
Equity Funds	152,825,716	—	—	152,825,716
Fixed Income Funds	103,677,201	—	—	103,677,201
Short-Term Investments:
Money Market Funds	2,629,521	—	—	2,629,521
U.S. Government and Agency Obligations	—	3,496,693	—	3,496,693
Investments in Derivatives:
Futures Contracts*	(887,910)	—	—	(887,910)
Total	$291,336,216	$3,496,693	$—	$294,832,909
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding investments in derivatives) was $283,489,496.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$26,717,307
Depreciation	(14,485,984)
Net unrealized appreciation (depreciation) of investments	$12,231,323

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	NUVEEN

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	ABSOLUTE RETURN FUNDS – 9.9%

	Affiliated Absolute Return Funds – 9.9%

1,006,327	Nuveen Tactical Market Opportunities Fund (Class I)	$10,194,089
	Total Absolute Return Funds (cost $11,091,212)	10,194,089

	COMMODITY FUNDS – 2.1%

	Affiliated Commodity Funds – 1.8%

154,130	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,809,492
	Total Affiliated Commodity Funds (cost $2,212,435)	1,809,492

	Non-Affiliated Commodity Funds – 0.3%

48,200	United States Natural Gas Fund, LP, (3)	332,098
	Total Non-Affiliated Commodity Funds (cost $557,787)	332,098
	Total Commodity Funds (cost $2,770,222)	2,141,590

	EQUITY FUNDS – 31.0%

	Affiliated Equity Funds – 31.0%

283,064	Nuveen Dividend Value Fund (Class R6)	4,243,136

291,714	Nuveen Global Infrastructure Fund (Class I)	3,106,759

53,513	Nuveen International Growth Fund (Class I)	2,019,568

50,529	Nuveen Large Cap Core Fund (Class I)	1,312,751

33,318	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,080,509

64,793	Nuveen Large Cap Select Fund (Class I)	1,347,048

96,156	Nuveen Large Cap Value Fund (Class I)	2,114,460

283,737	Nuveen NWQ Large-Cap Value Fund (Class I)	2,136,537

45,426	Nuveen Real Asset Income Fund (Class I)	1,042,068

31,896	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,109,015

79,033	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,743,478

209,585	Nuveen Small Cap Select Fund (Class I)	2,294,953

93,533	Nuveen Small Cap Value Fund (Class I)	1,967,926

61,081	Nuveen Symphony International Equity Fund (Class I)	1,065,861

31,208	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,042,669

48,987	Nuveen Symphony Low Volatility Equity Fund (Class I)	1,333,909

9,753	Nuveen Tradewinds Emerging Markets Fund (Class I)	213,786

71,606	Nuveen Tradewinds International Value Fund (Class I)	1,606,126

26,907	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,062,576
	Total Equity Funds (cost $30,357,568)	31,843,135

NUVEEN	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 55.8%

	Affiliated Fixed Income Funds – 55.8%

169,004	Nuveen All-American Municipal Bond Fund (Class I)				$2,009,459

1,980,164	Nuveen Core Bond Fund (Class R6)				19,564,016

889,602	Nuveen Core Plus Bond Fund (Class R6)				9,687,762

299,744	Nuveen High Yield Municipal Bond Fund (Class I)				5,284,495

227,885	Nuveen Inflation Protected Securities Fund (Class R6)				2,554,596

29,610	Nuveen Preferred Securities Fund (Class I)				499,813

1,019,246	Nuveen Short Term Bond Fund (Class R6)				10,059,960

648,926	Nuveen Strategic Income Fund (Class R6)				6,774,787

40,981	Nuveen Symphony Credit Opportunities Fund (Class R6)				787,241
	Total Fixed Income Funds (cost $57,444,204)				57,222,129
	Total Long-Term Investments (cost 101,663,206)				101,400,943

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 0.6%

573,587	First American Treasury Obligations Fund, Class Z	0.188% (5)	N/A	N/A	$573,587

	U.S. Government and Agency Obligations – 0.6%

$625	U.S. Treasury Bills, (6)	0.000%	9/15/16	AAA	624,409
	Total Short-Term Investments (cost $1,198,103)				1,197,996
	Total Investments (cost $102,861,309) – 100.0%				102,598,939
	Other Assets Less Liabilities – (0.0)% (7)				(22,076)
	Net Assets – 100%				$102,576,863

Investments in Derivatives as of May 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Dollar Index	Long	11	6/16	$1,054,658	$4,158	$11,413
MSCI EAFE Mini Index	Long	54	6/16	4,483,350	(15,660)	86,553
NASDAQ 100 E-Mini	Short	(23)	6/16	(2,081,155)	(6,555)	(38,032)
Russell 2000® E-Mini	Short	(58)	6/16	(6,689,720)	(19,140)	(418,674)
S&P 500® E-Mini	Short	(11)	6/16	(1,152,195)	1,320	(46,526)
S&P MidCap 400® E-Mini	Long	7	6/16	1,044,260	700	62,544
				$(3,340,802)	$(35,177)	$(342,722)
*	The aggregate Notional Amount at Value of long and short positions is $6,582,268 and $(9,923,070), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

8	NUVEEN

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$10,194,089	$—	$—	$10,194,089
Commodity Funds	2,141,590	—	—	2,141,590
Equity Funds	31,843,135	—	—	31,843,135
Fixed Income Funds	57,222,129	—	—	57,222,129
Short-Term Investments:
Money Market Funds	573,587	—	—	573,587
U.S. Government and Agency Obligations	—	624,409	—	624,409
Investments in Derivatives:
Futures Contracts*	(342,722)	—	—	(342,722)
Total	$101,631,808	$624,409	$—	$102,256,217
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding investments in derivatives) was $103,143,524.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$3,887,144
Depreciation	(4,431,729)
Net unrealized appreciation (depreciation) of investments	$(544,585)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	ABSOLUTE RETURN FUNDS – 8.3%

	Affiliated Absolute Return Funds – 8.3%

1,202,196	Nuveen Tactical Market Opportunities Fund (Class I)	$12,178,245
	Total Absolute Return Funds (cost $12,923,038)	12,178,245

	COMMODITY FUNDS – 3.3%

	Affiliated Commodity Funds – 3.0%

369,655	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	4,339,747
	Total Affiliated Commodity Funds (cost $5,174,639)	4,339,747

	Non-Affiliated Commodity Funds – 0.3%

71,300	United States Natural Gas Fund, LP, (3)	491,257
	Total Non-Affiliated Commodity Funds (cost $826,054)	491,257
	Total Commodity Funds (cost $6,000,693)	4,831,004

	EQUITY FUNDS – 68.6%

	Affiliated Equity Funds – 68.6%

799,328	Nuveen Dividend Value Fund (Class R6)	11,981,935

149,284	Nuveen Global Infrastructure Fund (Class I)	1,589,872

216,124	Nuveen International Growth Fund (Class I)	8,156,514

228,533	Nuveen Large Cap Core Fund (Class I)	5,937,299

140,188	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,546,284

289,056	Nuveen Large Cap Select Fund (Class I)	6,009,475

275,694	Nuveen Large Cap Value (Class I)	6,062,519

786,999	Nuveen NWQ Large-Cap Value Fund (Class I)	5,926,102

75,736	Nuveen Real Asset Income Fund (Class I)	1,737,385

131,528	Nuveen Real Estate Securities Fund (Class R6)	3,147,475

134,005	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,659,354

245,730	Nuveen Small Cap Growth Opportunities Fund (Class I)	5,420,805

133,988	Nuveen Small Cap Select Fund (Class I)	1,467,163

270,383	Nuveen Small Cap Value Fund (Class I)	5,688,854

242,229	Nuveen Symphony International Equity Fund (Class I)	4,226,902

132,683	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,432,930

223,660	Nuveen Symphony Low Volatility Equity Fund (Class I)	6,090,262

39,780	Nuveen Tradewinds Emerging Markets Fund (Class I)	871,971

365,007	Nuveen Tradewinds International Value Fund (Class I)	8,187,105

111,388	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,398,728
	Total Equity Funds (cost $96,929,481)	100,538,934

10	NUVEEN

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 17.9%

	Affiliated Fixed Income Funds – 17.9%

69,596	Nuveen All-American Municipal Bond Fund (Class I)				$827,498

281,492	Nuveen Core Bond Fund (Class R6)				2,781,143

245,526	Nuveen Core Plus Bond Fund (Class R6)				2,673,779

499,191	Nuveen High Yield Municipal Bond Fund (Class I)				8,800,729

125,325	Nuveen Preferred Securities Fund (Class I)				2,115,475

618,782	Nuveen Short Term Bond Fund (Class R6)				6,107,380

114,871	Nuveen Strategic Income Fund (Class R6)				1,199,253

89,598	Nuveen Symphony Credit Opportunities Fund (Class R6)				1,721,179
	Total Fixed Income Funds (cost $25,397,228)				26,226,436
	Total Long-Term Investments (cost $141,250,440)				143,774,619

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 1.2%

1,723,547	First American Treasury Obligations, Class Z	0.188% (5)	N/A	N/A	$1,723,547

	U.S. Government and Agency Obligations – 1.2%

$1,800	U.S. Treasury Bills, (6)	0.000%	9/15/16	AAA	1,798,299
	Total Short-Term Investments (cost $3,522,156)				3,521,846
	Total Investments (cost $144,772,596) – 100.5%				147,296,465
	Other Assets Less Liabilities – (0.5)% (7)				(727,200)
	Net Assets – 100%				$146,569,265

Investments in Derivatives as of May 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Dollar Index	Long	15	6/16	$1,438,170	$5,670	$15,564
Mini MSCI EAFE Index	Long	103	6/16	8,551,575	(29,870)	165,091
Mini MSCI Emerging Markets Index	Long	97	6/16	3,907,160	2,910	13,370
NASDAQ 100 E-Mini	Short	(34)	6/16	(3,076,490)	(9,690)	(85,925)
Russell 2000® Mini Index	Short	(35)	6/16	(4,036,900)	(11,550)	(252,648)
S&P 500® E-Mini	Short	(186)	6/16	(19,482,570)	22,320	(786,717)
S&P MidCap 400® E-Mini	Long	63	6/16	9,398,340	6,300	562,899
				$(3,300,715)	$(13,910)	$(368,366)
*	The aggregate Notional Amount at Value of long and short positions is $23,295,245 and $(26,595,960), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

NUVEEN	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$12,178,245	$—	$ —	$12,178,245
Commodity Funds	4,831,004	—	—	4,831,004
Equity Funds	100,538,934	—	—	100,538,934
Fixed Income Funds	26,226,436	—	—	26,226,436
Short-Term Investments:
Money Market Funds	1,723,547	—	—	1,723,547
U.S. Government and Agency Obligations	—	1,798,299	—	1,798,299
Investments in Derivatives:
Futures Contracts*	(368,366)	—	—	(368,366)
Total	$145,129,800	$1,798,299	$—	$146,928,099
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding investments in derivatives) was $145,594,432.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$9,576,420
Depreciation	(7,874,387)
Net unrealized appreciation (depreciation) of investments	$1,702,033

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives (“OTC”) as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 29, 2016